BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

13. BORROWINGS

	At December 31,	At December 31,
	2018	2019

Analysis as:
Short-term borrowings	856,876	819,031
Long-term borrowings, current portion	171,051	114,089
Subtotal for short-term borrowings	1,027,927	933,120
Long-term borrowings on project assets — current (1)	265,770	286,173
Long-term borrowings	393,614	619,477

Total	1,687,311	1,838,770
(1)	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar power projects that are expected to be sold within one year.

As of December 31, 2019, the Company had contractual credit facilities of $2,331,226 and $579,545 was available for draw down upon demand. In addition, as of December 31, 2019, the Company also had non-binding credit facilities of $513,566.

As of December 31, 2019, short-term borrowings of $708,787, long-term borrowings on project assets – current of $283,409 and long-term borrowings of $513,622 were secured by property, plant and equipment with carrying amounts of $192,103, inventories of $55,955, prepaid land use rights of $28,763, restricted cash of $138,950, accounts receivable of $226,938, equity interest of $373,751 and project assets and solar power systems of $579,695.

Long term borrowings newly obtained during the year ended December 31, 2019 were as follows:

On January 31, 2019, Canadian Solar Japan K.K. entered into a financing agreement with Mizuho Bank, Ltd, denominated in JPY, which agreed to provide revolving long-term working capital financing of approximately $8,476. The total outstanding borrowings under this agreement equaled $8,476 at December 31, 2019. The loan is secured by inventory and accounts receivable. The agreement does not contain any financial covenants or restrictions.

On January 25, 2019, CSI Cells (Yancheng) Co., Ltd. entered into a financing agreement, denominated in RMB, with a Chinese financial institution, which agreed to provide long-term Capex financing of $129,010 in Jiangsu Province. The outstanding borrowing under this agreement was $40,136 at December 31, 2019, which requires repayment in 2021 and 2022. The loan is secured by prepaid land use rights and guaranteed by Chinese Subsidiary of CSI. The agreement does not contain any financial covenants or restrictions.

On March 18, 2019, Canadian Solar Projects K.K. entered into a financing agreement, denominated in JPY, with a Japanese financial institution, which agreed to provide revolving long-term working capital financing of $49,290 for Solar power project development in Japan. The outstanding borrowing under this agreement was $11,881 at December 31, 2019, which requires repayment in 2022. The loan is unsecured and guaranteed by CSI. The agreement does not contain any financial covenants or restrictions.

13. BORROWINGS (Continued)

On May 8, 2019, CSI entered into a financing agreement, denominated in USD, with Credit Suisse, which agreed to provide revolving long-term working capital financing of $50,000 for Solar power project development worldwide. The outstanding borrowing under this agreement was $50,000 at December 31, 2019, which requires repayment in 2021. The loan is secured by equity and guaranteed by SEA subsidiaries of CSI. As of December 31, 2019, the Company met all the requirements of financial covenants.

On June 25, 2019, CSI Cells Co., Ltd. entered into a financing agreement, denominated in RMB, with a Chinese financial institution, which agreed to provide long-term Capex financing of $43,003 in Jiangsu Province. The outstanding borrowing under this agreement was $34,188 at December 31, 2019, which requires repayment in 2024. The loan is secured by property, plant and equipment and guaranteed by Chinese Subsidiary of CSI. The agreement does not contain any financial covenants or restrictions.

On June 28, 2019, Europe Clean Energies Asia K.K. entered into a financing agreement, denominated in JPY, with a Japanese financial institution, which agreed to provide project financing of $5,989 for Solar power project development in Japan. The outstanding borrowing under this agreement was $1,503 at December 31, 2019, which requires repayment in 2021. The loan is secured by project assets and guaranteed by CSI. As of December 31, 2019, the Company met all the requirements of financial covenants.

On July 15, 2019, Canadian Solar Manufacturing (Thailand) Co.,Ltd. entered into a financing agreement, denominated in USD, with syndicate financial institutions, which agreed to provide long-term Capex financing of $110,000 in Thailand. The outstanding borrowing under this agreement was $91,095 at December 31, 2019, which requires repayment in 2024. The loan is secured by prepaid land use rights and property, plant and equipment and guaranteed by Chinese Subsidiary of CSI. As of December 31, 2019, the Company met all the requirements of financial covenants.

On September 6, 2019, Re SH ProCo LLC entered into a financing agreement, denominated in USD, with Syndicate financial institutions, which agreed to provide module supply financing of $123,708 for in US. The outstanding borrowing under this agreement was $123,708 at December 31, 2019, which requires repayment in 2022. The loan is secured by equity and guaranteed by CSI. As of December 31, 2019, the Company met all the requirements of financial covenants.

On October 11, 2019, Re SH Mezz Borrower LLC. entered into a financing agreement, denominated in USD, with a Japan financial institution, which agreed to provide module supply financing of $60,000 for in US. The outstanding borrowing under this agreement was $60,000 at December 31, 2019, which requires repayment in 2022. The loan is secured by equity and guaranteed by CSI. As of December 31, 2019, the Company met all the requirements of financial covenants.

On October 25, 2019, Canadian Solar Projects K.K. entered into a financing agreement, denominated in JPY, with a Japanese financial institution, which agreed to provide revolving long-term working capital financing of $93,975 for Solar power project development in Japan. The outstanding borrowing under this agreement was $93,975 at December 31, 2019, which requires repayment in 2021. The loan is unsecured and guaranteed by CSI. The agreement does not contain any financial covenants or restrictions.

The newly obtained long-term borrowings disclosed above bear effective floating interest rates from 0.95% to 8.28% per annum.

13. BORROWINGS (Continued)

Future principal repayments on the long-term borrowings are as follows:

2020	400,262
2021	245,927
2022	276,675
2023	40,679
2024	15,158
Thereafter	41,038
Total	1,019,739
Less: future principal repayment related to long-term borrowings, current portion	(400,262)
Total long-term portion	$619,477

Interest expenses

Average effective interest rates on borrowings are as follows:

	At December 31,	At December 31,
	2018	2019
Short-term borrowings	4.58%	4.86%
Long-term borrowings on project assets – current	4.61%	3.65%
Long-term borrowings	3.13%	5.43%

The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar power projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2017, 2018 and 2019 are as follows:

	Years Ended December 31
	2017	2018	2019
	$	$	$
Interest capitalized — project assets	13,274	15,462	10,794
Interest capitalized — property, plant and equipment	1,010	1,182	2,620
Interest expense	117,971	106,032	81,326
Total interest incurred	132,255	122,676	94,740